Note 20 - Business Segments (Tables)	12 Months Ended
Mar. 31, 2017
Corporate and Other [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Depreciation and amortization:
Network service and systems integration business	¥9,139,687	¥9,377,657	¥10,400,255
ATM operation business	537,652	543,898	493,402
Consolidated total	¥9,677,339	¥9,921,555	¥10,893,657

Segment Assets [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2016	2017

Segment assets:
Network service and systems integration business	¥113,747,677	¥132,756,717
ATM operation business	4,087,227	4,638,432
Elimination	–	–
Consolidated total	¥117,834,904	¥137,395,149

Profit or Loss [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Operating income:
Network service and systems integration business	¥4,334,946	¥5,127,807	¥3,853,960
ATM operation business	886,340	1,148,922	1,437,601
Elimination	(146,048)	(136,375)	(157,254)
Consolidated total	¥5,075,238	¥6,140,354	¥5,134,307

Revenues [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Network service and systems integration business:
Customers	¥119,409,987	¥136,759,130	¥153,738,978
Intersegment	408,567	383,058	387,178
Total	119,818,554	137,142,188	154,126,156
ATM operation business:
Customers	3,640,128	3,888,878	4,050,081
Intersegment	–	–	–
Total	3,640,128	3,888,878	4,050,081

Elimination	(408,567)	(383,058)	(387,178)
Consolidated total	¥123,050,115	¥140,648,008	¥157,789,059